Inventories (Details) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Classes of current inventories [abstract]
Raw materials	₨ 19,030		₨ 12,075
Work-in-progress	14,222		11,698
Finished goods (includes stock-in-trade)	25,249		20,971
Packing materials, stores and spares	5,051		3,926
Total Inventories	₨ 63,552	$ 763	₨ 48,670